Related Party Transactions (Details) - USD ($)		12 Months Ended
	Feb. 01, 2024	Dec. 31, 2024	Mar. 18, 2025	Mar. 18, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
Loaned (in Dollars)		$ 6,028,791			$ 3,972,648
Loan repayment term	5 years
Expected credit loss		100.00%
Issued ordinary shares (in Shares)		20,788,886		20,888,886
Price per share (in Dollars per share)		$ 4		$ 0.00001
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)			$ 4
Protection Solutions Pte Ltd [Member]
Related Party Transactions [Line Items]
Loaned (in Dollars)					$ 89,575	$ 651,702
Interest rate					5.00%	5.00%
Other related parties [member]
Related Party Transactions [Line Items]
Expected credit loss allowances (in Dollars)		$ 16,834
Chief Executive Officer [Member] | Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Issued ordinary shares (in Shares)				20,788,886
Price per share (in Dollars per share)				$ 0.00001
Berjaya Academy Pte Ltd [Member] | Ms. Sharifah Noriati Binte [Member]
Related Party Transactions [Line Items]
Expected credit loss allowances (in Dollars)		$ 244,122
Owned subsidiary		70.00%
Berjaya Academy Pte Ltd [Member] | Ms. Ping Ping Lim [Member]
Related Party Transactions [Line Items]
Owned subsidiary		70.00%
Concorde Security Pte Ltd (Singapore) [Member] | Ms. Sharifah Noriati Binte [Member]
Related Party Transactions [Line Items]
Owned subsidiary		96.81%
Concorde Security Pte Ltd (Singapore) [Member] | Ms. Ping Ping Lim [Member]
Related Party Transactions [Line Items]
Owned subsidiary		96.81%
Concorde Security Pte Ltd (Singapore) [Member] | Mr. Jia Wei Chua, Swee Kheng Chua’s child [Member]
Related Party Transactions [Line Items]
Owned subsidiary		96.81%
Concorde Asia Pte Ltd (Singapore) [Member] | Ms. Sharifah Noriati Binte [Member]
Related Party Transactions [Line Items]
Owned subsidiary		70.00%
Concorde Asia Pte Ltd (Singapore) [Member] | Ms. Ping Ping Lim [Member]
Related Party Transactions [Line Items]
Owned subsidiary		70.00%